Salaries and Labor Charges (Tables)	12 Months Ended
Dec. 31, 2025
Salaries and Labor Charges [Abstract]
Schedule of Composition of Salaries and Labor Charges

The composition of salaries and labor charges as of December 31, 2025 and 2024, were as follows:

	2025	2024
Wages payable	5,126	6,224
Accrued labor benefits	9,292	7,084
Labor taxes	5,844	4,902
Total salaries and labor charges	20,262	18,210